NET LOSS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	7,699,880	598,248	978,557	520,856
Stock Options [Member]
Anti-dilutive securities	371,476	172,007	187,334	178,667
Warrants [Member]
Anti-dilutive securities	847,932	426,241	580,515	209,757
Preferred Stock [Member]
Anti-dilutive securities	480,472		210,708